Quantitative and qualitative disclosure about market risk - Provision for loan losses and interest receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of the provision for loan losses and interest receivables
Balance as of January 1	$ 5,491	$ 2,023
Provisions for doubtful accounts	(453)	3,468	$ (49)
Reversal for doubtful accounts	(453)
Recoveries of amounts previously charged off	69	47
Balance as of December 31	5,038	5,491	$ 2,023
Personal Loans
Movement of the provision for loan losses and interest receivables
Provisions for doubtful accounts	29	371
Reversal for doubtful accounts	(385)
Corporate Loans
Movement of the provision for loan losses and interest receivables
Provisions for doubtful accounts	1	$ 3,144
Reversal for doubtful accounts	$ (29)